Income Tax	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Income Tax
Note 31 - Income Tax

A.          Details regarding the tax environment of the Group

Corporate tax rate

The tax rate relevant to the Group in the years 2018-2020 is 23%.

The deferred tax balances as at December 31, 2019 and at December 31, 2020 were calculated according to the tax rate of 23% - the tax rate expected to apply on the date of reversal.

Current taxes for the reported periods are calculated according to the tax rates presented above.

B.          Composition of tax on income (tax benefit)

	For year ended December 31,
	2020	2019	2018
	NIS millions

Current tax expenses (revenues)
For current year	4	19	14
Adjustments for past years, net	1	(3)	1
	5	16	15

Deferred tax expenses (revenues)
Creation and reversal of temporary differences	(44)	(39)	(21)
Change in tax rate	-	-	-
	(44)	(39)	(21)

Taxes on income (tax benefit)	(39)	(23)	(6)

C.	Income tax in respect of other comprehensive loss

	For year ended December 31,
	2020	2019	2018
	NIS millions

Before tax	-	(5)	(2)
Tax expenses (tax benefit)	-	1	1
Net of tax	-	(4)	(1)

D.	Reconciliation between the theoretical tax on the pre-tax profit (loss) and the tax expense (income)

	For year ended December 31,
	2020	2019	2018
	NIS millions
loss before taxes on income	(195)	(130)	(70)
Primary tax rate of the group	23.0%	23.0%	23.0%

Tax calculated according to the Group's primary tax rate	(45)	(30)	(16)

Addition tax (tax savings) in respect of:
Non-deductible expenses	8	8	6
Taxes in respect of previous years	(1)	(3)	1
Other differences	(1)	2	3
Tax income	(39)	(23)	(6)
E.          Recognized deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

The movement in deferred tax assets and liabilities is attributable to the following items:

	Provision to doubtful debts		Fixed assets and intangible assets	Deduction and losses for carrying for tax purposes		Other	Total
	NIS millions
Deferred tax asset (liability) balance as of January 1, 2020	41	*	(185)	51	*	33 *	(60)
Changes recognized in profit or loss	(1)		18	19		8	44
Business combination	-		(21)	3		(2)	(20)
Balance of deferred tax asset (liability) as at December 31, 2020	40		(188)	73		39	(36)

Deferred tax asset	40		5	73		41	159
Offset of balances							(159)

Deferred tax asset in the consolidated statements of financial position as at December 31, 2020							-

Deferred tax liability	-		(193)	-		(2)	(195)
Offset of balances							159

Deferred tax liability in the consolidated statements of financial position as at December 31, 2020							(36)

* Reclassified
	Provision to doubtful debts	Fixed assets and intangible assets	Deduction and losses for carrying for tax purposes	Other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions
Balance of deferred tax asset (liability) as of January 1, 2019	45	(196)	17	35	(99)
Changes recognized in profit or loss	(2)	11	30	(1)	38
Changes recognized in other comprehensive income	-	-	-	1	1
Balance of deferred tax asset (liability) as of December 31, 2019	43	(185)	47	35	(60)

Deferred tax asset	43	5	47	42	137
Balances that can be offset					(137)

Deferred tax asset in the consolidated statements of financial position as of December 31, 2019					-

Deferred tax liability	-	(190)	-	(7)	(197)
Balances that can be offset					137

Deferred tax liability in the consolidated statements of financial position as of December 31, 2019					(60)

F.          Tax assessments

1.
In March 2020, the Company with Israeli Tax Authority reached a  final agreement in relation to the years 2014 - 2017 tax assessment of the Company. The assessment did not have a material effect on the tax expenses in 2020.

2.	013 Netvision Ltd has received final tax assessments up to and including the year ended December 31, 2015 (2015 fiscal year).

3.	Golan Telecom Ltd. has received final tax assessments up to and including the year ended December 31, 2019 (2019 fiscal year).

4.
Dynamica network stores Ltd. has received final tax assessments up to and including the year ended December 31, 2014 (2014 fiscal year). In December 2020, Dynamica received tax assessments according to best judgement for 2015-2019 from the tax authority, for timing discrepancy issues. Dynamica does not agree with the arguments raised by the Israeli Tax Authority, and therefore in January 2021, Dynamica submitted an appeal on these assessments. In the Company’s estimate, these assessments are not expected to have a material effect on the Group’s reports.